Other operating income and expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Analysis of other operating income
Gain on sale and leaseback transactions of aircraft and spare engines		$ 195,552	$ 710,522	$ 284,759
Loss on sale of rotable spare parts furniture and equipment		(2,571)	(2,604)	(8,954)
Other income		24,857	22,415	51,403
Other operating income	$ 10,583	217,838	730,333	327,208
Analysis of other operating expenses
Administrative and operational support expenses		752,434	632,041	581,181
Technology and communications		431,855	383,648	381,055
Passenger services		76,107	87,850	65,477
Insurance		74,499	53,507	74,661
Others		1,897	194	10,553
Other operating expenses	$ 64,944	$ 1,336,792	$ 1,157,240	$ 1,112,927